Loans and Allowance for Credit Losses, Troubled Debt Restructurings, Current Defaults (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	$ 338	$ 483	$ 466
Total Commercial [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	176	310	239
Commercial and industrial loans [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	111	198	173
Commercial real estate mortgage [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	48	76	61
Commercial real estate construction [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	17	36	4
Lease financing [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	0	0	1
Total Consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	162	173	227
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	41	60	114
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	13	14	19
Credit card [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	88	79	74
Automobile [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	12	14	15
Other revolving credit and installment [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	$ 8	$ 6	$ 5